Note 20 - Fair Value of collateral received (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Collateral Received
Securities and other financial assets accepted as collateral	€ 479,022	€ 379,573
Of which: [Abstract]
Collateral sold or repledged	€ 366,245	€ 324,757